Genworth Life & Annuity 6610 West Broad Street Richmond, VA 23230

May 2, 2022

VIA EDGAR

The United States Securities

    and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Genworth Life & Annuity VA Separate Account 1
Genworth Life and Annuity Insurance Company
File Nos. 333-47732; 811-05343

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VA Separate Account 1 (the “Separate Account”) and Genworth Life and Annuity Insurance Company (the “Company”), we certify that the form of prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 63 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 28, 2022, and became effective on May 1, 2022.

Please contact the undersigned at 703.851.8668 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas
Michael D. Pappas
Associate General Counsel